Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Inventories

Inventories are valued using the first-in, first-out method and stated at the lower of cost or market and consist of the following:

	March 31, 2017	December 31, 2016
Raw materials and supplies	$410,945	$479,479
Work-in process	68,031	27,422
Finished goods	163,985	185,467
Total	$642,961	$692,368

Inventories are valued using the first-in, first-out method and stated at the lower of cost or market and consist of the following:

	December 31, 2016	December 31, 2015
Raw materials and supplies	$479,479	$362,526
Work-in process	27,422	150,369
Finished goods	185,467	313,117
Total	$692,368	$826,012

Property, Plant and Equipment

Property and equipment consisted of the following at December 31, 2016 and 2015:

	December 31,
	2016	2015
Laboratory and manufacturing equipment	$3,785,133	$3,734,044
Office furniture and equipment	688,952	701,557
Computers and network equipment	1,472,144	1,563,177
Leasehold improvements	662,506	659,949
	6,608,735	6,658,727
Less accumulated depreciation	(5,808,012)	(5,584,017)
Property and equipment, net	$800,723	$1,074,710

Schedule of Finite-Lived Intangible Assets

Finite-lived intangible assets include trademarks, developed technology and customer relationships and consisted of the following as of March 31, 2017 and December 31, 2016

		March 31, 2017		December 31, 2016
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(79,101)	$381,899	$(67,575)	$393,425
Developed technology	458,000	(112,254)	345,746	(95,898)	362,102
Customer relationships	1,094,000	(267,601)	826,399	(228,529)	865,471
	$2,013,000	$(458,956)	$1,554,044	$(392,002)	$1,620,998

Finite-lived intangible assets include trademarks, developed technology and customer relationships, and consisted of the following as of December 31, 2016 and 2015:

		December 31, 2016		December 31, 2015
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(67,575)	$393,425	$(21,471)	$439,529
Developed technology	458,000	(95,898)	362,102	(30,474)	427,526
Customer relationships	1,094,000	(228,529)	865,471	(72,241)	1,021,759
	$2,013,000	$(392,002)	$1,620,998	$(124,186)	$1,888,814